30. RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties
Schedule of the balances and rates charged for the transactions
	Consolidated
	12.31.18	12.31.17	12.31.16
Salary and profit sharing	40.1	32.8	27.5
Short term benefits (1)	-	0.4	0.3
Private pension	0.6	0.6	0.8
Post-employment benefits	0.1	0.2	0.2
Termination benefits	10.1	5.8	5.9
Share-based payment	5.6	17.0	16.8
	56.5	56.8	51.5

(1) Comprises: Medical assistance, educational expenses and others.

Schedule of total remuneration and benefits paid to professionals
		Amounts of revenues (expenses)
Companies	Type of transactions	12.31.18	12.31.17	12.31.16
Corall Consultoria Ltda (2)	Corall provided consulting services to BRF	-	-	(1.8)
Edavila Consultoria Empresarial Eireli (1)	Edavila provided consulting services to BRF	-	(0.5)	(0.3)
Hortigil Hortifruti S.A. ("Hortigil") (2)	BRF sells products to Hortigil	-	-	3.5
Instituto de Desenvolvimento Gerencial S.A.("Instituto") (2)	Instituto provided consulting services to BRF	-	(0.9)	(5.0)

(1) Entity on which BRF has no equity interest, but have relationship with the Board of Directors, and provided services to the Company related international marketing and innovation.
(2) Entities are no longer related parties, because Board of Director member has no more relationship with them.